CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	CNY (¥)	USD ($)	Class B Ordinary Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Class B Ordinary Shares CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)
Balance, Beginning at Dec. 31, 2015	¥ (215,424)			¥ 68						¥ (19,010)	¥ (196,866)	¥ 384
Balance, Share Beginning at Dec. 31, 2015 | shares				10,000,000	10,000,000
Preferred shares accretion	(16,725)						¥ (7,980)				(8,745)
Share-based compensation expenses	10,630						10,630
Appropriation of statutory reserves									¥ 6,662		(6,662)
Net loss	(98,627)										(98,574)	(53)
Issuance of ordinary shares upon Initial public offering ("IPO")	615,032			¥ 51	$ 7,705,000		614,981
Initial public offering costs	(33,887)						(33,887)
Conversion of preferred shares to Class B ordinary shares (in shares) | shares						12,030,166
Conversion of preferred shares to Class B ordinary shares			¥ 507,327			¥ 80		¥ 507,247
Foreign currency translation adjustments, net of tax	8,923									8,923
Balance, Ending at Dec. 31, 2016	777,249			¥ 199			1,090,991		6,662	(10,087)	(310,847)	331
Balance, Share Ending at Dec. 31, 2016 | shares				29,735,166	29,735,166
Share-based compensation expenses	22,927						22,927
Appropriation of statutory reserves									68		(68)
Net loss	(239,124)										(238,996)	(128)
Issuance of ordinary shares upon exercise of share options and restricted stock units	3,091			¥ 8			3,083
Issuance of ordinary shares upon exercise of share options and restricted stock units, shares | shares				1,088,662	1,088,662
Consolidation of Hainatianchuang							(9,800)					9,800
Foreign currency translation adjustments, net of tax	(20,452)									(20,452)
Balance, Ending at Dec. 31, 2017	543,691			¥ 207			1,107,201		6,730	(30,539)	(549,911)	10,003
Balance, Share Ending at Dec. 31, 2017 | shares			26,280,367	30,823,828	30,823,828
Share-based compensation expenses	39,026						39,026
Appropriation of statutory reserves									6,173		(6,173)
Net loss	(522,545)	$ (76,001,000)									(521,325)	(1,220)
Issuance of ordinary shares upon exercise of share options and restricted stock units	27			¥ 1			26
Issuance of ordinary shares upon exercise of share options and restricted stock units, shares | shares				9,562	9,562
Purchase of equity shares of Guoxinwangyan	(432)											(432)
Foreign currency translation adjustments, net of tax	(4,957)	(721,000)								(4,957)
Balance, Ending at Dec. 31, 2018	¥ 54,810	$ 7,972,000		¥ 208			¥ 1,146,253		¥ 12,903	¥ (35,496)	¥ (1,077,409)	¥ 8,351
Balance, Share Ending at Dec. 31, 2018 | shares			26,289,929	30,833,390	30,833,390